Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
INCOME TAXES
7.	INCOME TAXES

The income tax provision/ (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 35% to income before income tax expense. The items causing this difference for the years ended December 31, 2014 and 2013 are as follows:

	Year ended December 31, 2014	Year ended December 31, 2013

Income tax provision/(benefit) at federal statutory rate	$17,000	$(1,293,000)
State taxes, net of federal benefit	3,000	(185,000)
Derivative financial liability	755,000	(321,000)
Stock based compensation	281,000	264,000
Accrual to cash adjustments	(363,000)	492,000
Prior year under provision	(33,000)	83,000
Other	(13,000)	20,000
	647,000	(940,000)
Utilization of Net operating loss carry forwards	(647,000)	-
Valuation allowances	-	940,000
	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows:

	December 31, 2014	December 31, 2013
Deferred tax assets
Accrual to cash adjustments	$474,000	$789,000
Options based compensation	703,000	422,000
Capital loss	50,000	50,000
Net operating loss	2,209,000	2,626,000
	3,436,000	3,887,000
Valuation allowance	(3,256,000)	(3,804,000)
	180,000	83,000
Deferred tax liabilities
Plant and equipment	(131,000)	-
Amortization of licenses	(49,000)	(83,000)
	$-	$-

We have established a valuation allowance against our gross deferred tax assets sufficient to bring our net deferred tax assets to zero due to the uncertainty surrounding the realization of such assets. Management has determined it is more likely than not that the deferred tax assets are not realizable beyond our deferred tax liabilities due to our historical loss position. The valuation allowance decreased by $548,000 during 2014, due to the utilization of net operating loss carry forwards in the current year and also included a true-up of prior year’s deferred taxes of $33,000.

At December 31, 2014, we had tax loss carry forwards of approximately $5,523,000. These net operating loss carry forwards expire in 2034, if unused. The Company files its tax returns on a cash basis.

Pursuant to the Internal Revenue Code of 1986, as amended, ("IRC") §382, our ability to use net operating loss carry forwards to offset future taxable income is limited if we experience a cumulative change in ownership of more than 50% within a three-year period.